UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

September 30, 2007
		unaudited

		Market value
Common stocks — 86.96%	Shares	(000)

ENERGY — 10.16%
Baker Hughes Inc.	7,625,000	$ 689,071
Chevron Corp.	19,202,278	1,796,949
ConocoPhillips	8,093,340	710,353
Exxon Mobil Corp.	6,481,500	599,928
Halliburton Co.	9,900,000	380,160
Hess Corp.	3,546,300	235,935
Marathon Oil Corp.	6,600,000	376,332
Murphy Oil Corp.	4,100,000	286,549
Occidental Petroleum Corp.	2,000,000	128,160
Royal Dutch Shell PLC, Class A (ADR)	17,970,000	1,476,775
Royal Dutch Shell PLC, Class B	833,265	34,270
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	194,618
Schlumberger Ltd.	21,950,000	2,304,750
TOTAL SA	5,130,000	417,152
		9,631,002

MATERIALS — 2.93%
Air Products and Chemicals, Inc.	2,550,000	249,288
Alcoa Inc.	1,676,400	65,581
Barrick Gold Corp.	18,856,250	759,530
Barrick Gold Corp. (CAD denominated)	1,114,350	44,841
Dow Chemical Co.	1,500,000	64,590
International Paper Co.	6,997,235	250,991
MeadWestvaco Corp.	4,085,000	120,630
Newmont Mining Corp.	9,500,000	424,935
PPG Industries, Inc.	2,000,000	151,100
Rio Tinto PLC	4,044,473	349,542
Rohm and Haas Co.	2,987,300	166,303
Weyerhaeuser Co.	1,800,000	130,140
		2,777,471

INDUSTRIALS — 9.31%
3M Co.	1,461,500	136,767
Boeing Co.	7,300,000	766,427
Burlington Northern Santa Fe Corp.	2,500,000	202,925
Caterpillar Inc.	6,775,000	531,363
Cummins Inc.	1,500,000	191,835
Deere & Co.	4,400,000	653,048
FedEx Corp.	2,675,000	280,206
General Dynamics Corp.	6,745,800	569,818
General Electric Co.	52,150,000	2,159,010
Illinois Tool Works Inc.	7,400,000	441,336
Mitsubishi Corp.	4,035,000	127,973
Northrop Grumman Corp.	2,400,000	187,200
Raytheon Co.	3,399,800	216,975
Siemens AG	1,630,000	224,132
Southwest Airlines Co.	13,000,000	192,400
Tyco International Ltd.	11,540,025	511,685
Union Pacific Corp.	1,500,000	169,590
United Parcel Service, Inc., Class B	5,800,000	435,580
United Technologies Corp.	10,240,000	824,115
		8,822,385

CONSUMER DISCRETIONARY — 7.45%
Best Buy Co., Inc.	15,059,300	693,029
Carnival Corp., units	13,350,000	646,540
Comcast Corp., Class A1	4,500,000	108,810
Ford Motor Co.[1]	2,500,000	21,225
General Motors Corp.	3,750,000	137,625
Harley-Davidson, Inc.	4,575,000	211,411
Honda Motor Co., Ltd.	4,772,000	160,494
Liberty Media Holding Corp., Liberty Interactive, Series A1	8,352,000	160,442
Limited Brands, Inc.[2]	18,289,943	418,657
Lowe’s Companies, Inc.	55,036,600	1,542,126
McDonald’s Corp.	4,250,000	231,497
Omnicom Group Inc.	1,644,900	79,103
Target Corp.	17,378,100	1,104,726
Time Warner Inc.	43,957,000	807,050
TJX Companies, Inc.	6,100,000	177,327
Toyota Motor Corp.	8,230,000	486,185
Viacom Inc., Class B1	2,000,000	77,940
		7,064,187

CONSUMER STAPLES — 8.21%
Altria Group, Inc.	40,650,000	2,826,395
Anheuser-Busch Companies, Inc.	1,500,000	74,985
Avon Products, Inc.	6,605,000	247,886
ConAgra Foods, Inc.	13,000,000	339,690
General Mills, Inc.	1,960,000	113,700
H.J. Heinz Co.	4,406,200	203,566
Kraft Foods Inc., Class A	10,844,168	374,232
PepsiCo, Inc.	18,250,000	1,336,995
Procter & Gamble Co.	3,448,000	242,532
Reynolds American Inc.	6,966,666	443,010
Sara Lee Corp.	5,000,000	83,450
SYSCO Corp.	1,724,000	61,357
Unilever NV (New York registered)	6,450,000	198,983
UST Inc.	2,000,000	99,200
Walgreen Co.	14,295,000	675,296
Wal-Mart Stores, Inc.	10,500,000	458,325
		7,779,602

HEALTH CARE — 10.58%
Abbott Laboratories	18,411,900	987,246
Aetna Inc.	11,680,000	633,874
Amgen Inc.[1]	18,940,000	1,071,436
AstraZeneca PLC (ADR)	2,534,500	126,902
AstraZeneca PLC (Sweden)	3,709,500	186,161
AstraZeneca PLC (United Kingdom)	1,435,000	71,836
Becton, Dickinson and Co.	1,500,000	123,075
Boston Scientific Corp.[1]	9,394,850	131,058
Bristol-Myers Squibb Co.	28,750,000	828,575
Cardinal Health, Inc.	2,400,000	150,072
Eli Lilly and Co.	14,985,000	853,096
Johnson & Johnson	600,000	39,420
McKesson Corp.	2,600,000	152,854
Medco Health Solutions, Inc.[1]	971,000	87,769
Medtronic, Inc.	12,900,000	727,689
Merck & Co., Inc.	15,150,000	783,103
Novartis AG (ADR)	256,556	14,100
Pfizer Inc	19,500,000	476,385
Roche Holding AG	5,955,000	1,079,983
Schering-Plough Corp.	12,161,300	384,662
UnitedHealth Group Inc.	12,085,000	585,277
WellPoint, Inc.[1]	5,750,000	453,790
Wyeth	1,685,000	75,067
		10,023,430

FINANCIALS — 11.32%
American International Group, Inc.	11,088,900	750,164
Aon Corp.	1,300,000	58,253
Bank of America Corp.	23,926,800	1,202,800
Berkshire Hathaway Inc., Class A1	3,050	361,455
Capital One Financial Corp.	6,472,000	429,935
Citigroup Inc.	38,260,000	1,785,594
Fannie Mae	28,796,100	1,751,091
Freddie Mac	11,713,700	691,225
Hartford Financial Services Group, Inc.	2,250,000	208,237
HSBC Holdings PLC (ADR)	1,079,588	99,970
HSBC Holdings PLC (United Kingdom)	14,037,111	259,531
JPMorgan Chase & Co.	16,000,001	733,120
Lloyds TSB Group PLC	15,000,000	166,339
Marsh & McLennan Companies, Inc.	7,550,000	192,525
Mizuho Financial Group, Inc.	5,500	31,389
National City Corp.	7,600,000	190,684
Wachovia Corp.	11,250,000	564,188
Washington Mutual, Inc.	25,400,000	896,874
Wells Fargo & Co.	5,660,000	201,609
XL Capital Ltd., Class A	2,000,000	158,400
		10,733,383

INFORMATION TECHNOLOGY — 16.13%
Altera Corp.	6,000,000	144,480
Analog Devices, Inc.	8,050,000	291,088
Applied Materials, Inc.	17,650,000	365,355
Automatic Data Processing, Inc.	4,678,043	214,863
Canon, Inc.	1,300,000	71,020
Cisco Systems, Inc.[1]	31,120,400	1,030,396
Google Inc., Class A1	893,000	506,572
Hewlett-Packard Co.	25,350,000	1,262,176
Intel Corp.	43,590,000	1,127,237
International Business Machines Corp.	11,775,000	1,387,095
KLA-Tencor Corp.	4,275,000	238,459
Linear Technology Corp.	7,600,000	265,924
Maxim Integrated Products, Inc.	13,195,000	387,273
Micron Technology, Inc.[1]	10,965,000	121,712
Microsoft Corp.	64,847,100	1,910,396
Motorola, Inc.	13,220,800	244,981
Nokia Corp.	33,327,550	1,267,108
Nokia Corp. (ADR)	12,839,750	487,012
Oracle Corp.[1]	92,195,100	1,996,024
Samsung Electronics Co., Ltd.	812,000	510,385
Taiwan Semiconductor Manufacturing Co. Ltd.	160,542,065	312,917
Texas Instruments Inc.	25,900,000	947,681
Xilinx, Inc.	7,650,000	199,971
		15,290,125

TELECOMMUNICATION SERVICES — 4.86%
ALLTEL Corp.	1,500,000	104,520
AT&T Inc.	75,162,318	3,180,118
Qwest Communications International Inc.[1]	31,503,600	288,573
Sprint Nextel Corp., Series 1	53,930,500	1,024,679
Vodafone Group PLC	2,500,000	9,020
		4,606,910

UTILITIES — 2.52%
Dominion Resources, Inc.	7,131,912	601,220
E.ON AG	1,150,000	212,644
Exelon Corp.	9,410,600	709,183
FirstEnergy Corp.	1,138,500	72,113
FPL Group, Inc.	3,550,000	216,124
PPL Corp.	2,900,000	134,270
Public Service Enterprise Group Inc.	5,000,000	439,950
		2,385,504

MISCELLANEOUS — 3.49%
Other common stocks in initial period of acquisition		3,308,901

Total common stocks (cost: $51,897,698,000)		82,422,900

Convertible securities — 0.59%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.33%
Ford Motor Co. 4.25% convertible notes 2036	$145,000,000	170,194
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	3,890,000	146,847
		317,041

FINANCIALS — 0.08%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	80,360

TELECOMMUNICATION SERVICES — 0.18%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	166,000

Total convertible securities (cost: $468,805,000)		$ 563,401

	Principal amount
Bonds & notes — 0.02%	(000)

FINANCIALS — 0.00%
Countrywide Financial Corp., Series A, 4.50% 2010	$ 910	821
Countrywide Financial Corp., Series B, 5.80% 2012	1,000	938
		1,759

TELECOMMUNICATION SERVICES — 0.02%
Sprint Capital Corp. 8.75% 2032	13,500	15,523

Total bonds & notes (cost: $16,632,000)		17,282

Short-term securities — 11.97%

Abbott Laboratories 4.72%–5.38% due 10/17–11/13/2007[3]	284,600	283,461
American Express Credit Corp. 5.20%–5.30% due 10/26–11/7/2007	80,000	79,630
American General Finance Corp. 5.20% due 10/3/2007	50,000	49,979
Anheuser-Busch Cos. Inc. 4.99% due 10/25/2007[3]	25,000	24,913
AT&T Inc. 4.75%–5.22% due 10/18–10/31/2007[3]	150,000	149,494
Bank of America Corp. 5.215%–5.45% due 10/2–12/18/2007	463,000	459,855
Becton, Dickinson and Co. 5.00% due 10/11/2007	6,021	6,012
CAFCO, LLC 5.245% due 10/9/2007[3]	91,400	91,275
Caterpillar Financial Services Corp. 5.00%–5.20% due 10/2–10/17/2007	65,000	64,951
Chevron Funding Corp. 5.03%–5.20% due 10/23–11/26/2007	130,000	129,220
Ciesco LLC 5.00%–5.245% due 10/1–1/17/2008[3]	129,000	128,179
CIT Group, Inc. 5.24%–5.27% due 10/1–11/16/2007[3]	122,975	122,522
Citigroup Funding Inc. 4.95%–5.25% due 10/25–12/14/2007	246,200	245,145
Clipper Receivables Co., LLC 5.24% due 10/18/2007[3]	105,000	104,703
Coca-Cola Co. 4.71%–5.25% due 10/12–12/14/2007[3]	300,400	298,790
E.I. duPont de Nemours and Co. 5.00%–5.23% due 10/4–10/12/2007[3]	110,400	110,270
Edison Asset Securitization LLC 4.85%–5.85% due 10/22–11/20/2007[3]	75,000	74,649
Estée Lauder Companies Inc. 5.20% due 10/5/2007[3]	10,000	9,993
Fannie Mae 4.47%–5.15% due 10/16–2/6/2008	1,074,781	1,067,364
FCAR Owner Trust I 5.26%–5.28% due 10/15/2007	200,000	199,533
Federal Farm Credit Banks 4.55%–5.11% due 10/23–11/15/2007	320,900	319,231
Federal Home Loan Bank 4.445%–5.13% due 10/4–3/26/2008	2,221,800	2,201,637
Freddie Mac 4.62%–5.14% due 10/15–3/17/2008	1,379,302	1,370,160
General Electric Capital Corp. 4.78% due 1/23/2008	100,000	98,346
General Electric Co. 5.23%–5.26% due 11/19–12/13/2007	125,000	123,886
Harvard University 4.95% due 11/1/2007	11,300	11,250
Hewlett-Packard Co. 4.75%–5.07% due 10/26–12/12/2007[3]	130,000	129,082
Honeywell International Inc. 5.24%–5.25% due 11/5–11/13/2007[3]	100,000	99,370
IBM Corp. 5.10% due 12/14/2007[3]	30,000	29,674
IBM International Group Capital LLC 4.73%–5.23% due 10/31–12/19/2007[3]	147,616	146,606
International Lease Finance Corp. 5.19%–5.30% due 10/18–11/13/2007	134,430	133,813
John Deere Capital Corp. 5.21%–5.25% due 10/23–10/26/2007[3]	130,000	129,540
Johnson & Johnson 4.72%–5.00% due 10/17–11/19/2007[3]	102,100	101,620
JPMorgan Chase & Co. 4.85%–5.03% due 1/22–2/15/2008	150,000	147,281
Kimberly-Clark Worldwide Inc. 4.76%–5.00% due 10/18–10/24/2007[3]	12,600	12,563
McCormick & Co., Inc. 5.17% due 11/29/2007[3]	30,000	29,739
Merck & Co. Inc. 4.72% due 10/26/2007	25,000	24,915
NetJets Inc. 4.75%–5.23% due 11/19–12/4/2007[3]	74,600	73,979
Paccar Financial Corp. 5.20%–5.21% due 10/9–10/24/2007	84,300	84,060
Park Avenue Receivables Co., LLC 5.14%–6.30% due 10/12–12/3/2007[3]	273,900	272,712
Private Export Funding Corp. 5.21%–5.22% due 10/9–10/22/2007[3]	107,200	106,981
Procter & Gamble International Funding S.C.A. 4.76%–5.23% due 10/3–12/20/2007[3]	441,300	437,318
Prudential Funding, LLC 5.23%–5.24% due 10/11–10/18/2007	70,100	69,967
Ranger Funding Co. LLC 6.20%–6.25% due 10/1–10/24/2007[3]	65,000	64,869
SunTrust Banks, Inc. 5.473% due 11/19/2007[4]	50,000	50,013
Target Corp. 4.75% due 10/29/2007	25,000	24,904
Three Pillars Funding, LLC 5.20% due 10/24/2007[3]	50,000	49,827
U.S. Treasury Bills 3.91%–3.99% due 3/13–3/20/2008	200,000	196,340
Union Bank of California, N.A. 5.12%–5.30% due 10/16–12/21/2007	100,000	99,989
United Parcel Service Inc. 5.18% due 10/31/2007[3]	50,000	49,764
United Technologies Corp. 4.76% due 10/31/2007[3]	25,000	24,897
Variable Funding Capital Corp. 5.07%–5.95% due 10/1–11/8/2007[3]	375,000	374,196
Wal-Mart Stores Inc. 4.72%–5.20% due 10/2–12/18/2007[3]	558,200	554,391

Total short-term securities (cost: $11,340,427,000)		11,342,858

Total investment securities (cost: $63,723,562,000)		94,346,441
Other assets less liabilities		441,400

Net assets		$94,787,841

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from  registration, normally to qualified institutional buyers. The total value of all such securities was $4,085,377,000, which represented 4.31% of the net assets of the fund.

[4]Coupon rate may change periodically.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 9/30/07 (000)

Limited Brands, Inc.	20,042,743	—	1,752,800	18,289,943	$8,606	$418,657

 unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$31,270,611
Gross unrealized depreciation on investment securities	(672,365)
Net unrealized appreciation on investment securities	30,598,246
Cost of investment securities for federal income tax purposes	63,748,195

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-904-1107O-S10914

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Chief Executive Officer

Date: November 28, 2007

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: November 28, 2007